Commitments and Contingencies (Details) $ in Millions	1 Months Ended		12 Months Ended
	Jun. 30, 2015 USD ($)	Jul. 31, 2014 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Nov. 11, 2013 Entity
Other Commitments [Line Items]
Other intangible assets, net			$ 10,420	$ 10,758	$ 7,780
Redeemable Noncontrolling Interest, Equity, Fair Value			36	35
Operating Leases, Rent Expense			$ 65	$ 53	$ 76
NYSE AMEX OPTIONS [Member]
Other Commitments [Line Items]
Number of US Options Exchanges | Entity						2
Number of External Investors, Significant Equity Interest Sold | Entity						7
Payments to Acquire Businesses and Interest in Affiliates	$ 128	$ 129